Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	10/01/2018
Monthly Period Ending:	10/31/2018
Prev. Distribution/Close Date:	10/09/2018
Distribution Date:	11/08/2018
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	43

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$260,060,294

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	9,800,300
{3} Collections on Receivables paid off during period				{3}	3,452,386
{4} Receivables becoming Liquidated Receivables during period				{4}	2,067,691
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	1
{7} Less amounts allocable to Interest				{7}	(2,622,317)

{8} Total Monthly Principal Amounts					{8}	12,698,061

{9} End of period Aggregate Principal Balance					{9}	$247,362,233

{10} Pool Factor					{10}	19.4467168%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$108,741,551	$112,380,000	$26,670,000		$247,791,551

{20} Noteholders’ Principal Distributable Amount	{20}	10,427,524	0	0		10,427,524
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	429,318	0	0		429,318
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$97,884,709	$112,380,000	$26,670,000		$236,934,709

{25} Note Pool Factors	{25}	85.6534030%	100.0000000%	100.0000000%		19.7445591%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$247,362,233
{27} 14.50% of Ending Aggregate Principal Balance	{27}	35,867,524
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	10,427,524
{30} Required Pro Forma Note Balance {26} - {29}	{30}	236,934,709

{31} Beginning Note Balance	{31}	247,791,551
{32} Total Monthly Principal Amount	{32}	(13,127,379)
{33} Pro-Forma Note Balance (Assuming 100% Pay-down)	{33}	234,664,172

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	2,270,537
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	2,270,537
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$2,270,537

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$12,698,061
{38} Step-down Amount	{38}	(2,270,537)
{39} Principal Distributable Amount	{39}	$10,427,524

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.400000%	30	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	30	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$108,741,551	0	2.40000%	30	30/360	217,484
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	13,178,719
{49} Liquidation Proceeds collected during period	{49}	989,661
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51} Investment Earnings - Collection Account	{51}	15,348
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	44,292
{53} Collection of Supplemental Servicing - Extension Fees	{53}	73,967
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	143,844
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	89,078

{56} Total Available Funds	{56}	14,534,909

Distributions:
{57} Base Servicing Fee	{57}	487,613
{58} Repo and Recovery Fees - reimbursed to Servicer	{58}	143,844
{59} Bank Service Charges - reimbursed to Servicer	{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	89,078
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	0
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	217,484
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	429,318
{76} Noteholders’ Principal Distributable Amount	{76}	10,427,524
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	2,378,455
{81} Total Distributions	{81}	$14,534,909

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{82}	Class A	$0	$247,362,233	$0	$13,813,741	$0
{83}	Class B	0	247,362,233	0	13,813,741	0
{84}	Class C	108,741,551	247,362,233	0	13,596,257	0
{85}	Class D	221,121,551	247,362,233	0	13,315,307	0
{86}	Class E	247,791,551	247,362,233	429,318	13,235,297	429,318

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{87} Excess Available Funds						{87}	$2,378,455
	{88} Pro-Forma Note Balance (Calculated after Step-Down)						{88}	236,934,709
	{89} Required Pro Forma Note Balance						{89}	236,934,709
	{90} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{90}	0
	{91} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{91}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{92} Specified Reserve Balance								$25,440,000

	{93} Beginning of period Reserve Account balance						{93}		$25,440,000

	{94} The Reserve Account Deposit, from Collection Account						{94}	0
	{95} Investment Earnings						{95}	44,292
	{96} Investment Earnings - transferred to Collection Account Available Funds						{96}	(44,292)
	{97} Reserve Account Withdrawal Amount						{97}	0

	{98} End of period Reserve Account balance						{98}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{99} Aggregate Principal Balance						{99}	$247,362,233
	{100} End of Period Note Balance						{100}	236,934,709
	{101} Overcollateralization						{101}	10,427,524
	{102} Overcollateralization %						{102}		4.22%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{103} Original Number of Receivables						{103}	63,313
	{104} Beginning of period number of Receivables						{104}	0	21,948
	{105} Number of Receivables becoming Liquidated Receivables during period						{105}	10,956	170
	{106} Number of Receivables becoming Purchased Receivables during period						{106}	15	0
	{107} Number of Receivables paid off during period						{107}	30,954	390
	{108} End of period number of Receivables						{108}	21,388	21,388

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{109} Weighted Average APR of the Receivables						{109}	12.67%	12.52%	12.53%
{110} Weighted Average Remaining Term of the Receivables						{110}	66.00	30.21	29.32
{111} Weighted Average Original Term of Receivables						{111}	71.00	71.00	71.00
{112} Average Receivable Balance						{112}	$20,091	$11,849	$11,565
{113} Net Losses in Period						{113}	$0	$951,588	$1,078,030
{114} Aggregate Realized Losses						{114}	$0	$93,762,138	$94,840,168
{115} Aggregate Realized Loss Percentage						{115}		7.371%	7.455%
{116} ABS Prepay Speed						{116}		1.0171	1.0623

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{117} 31-60 days					{117}	2,630	$35,749,516	13.75%
	{118} 61-90 days					{118}	522	6,895,946	2.65%
	{119} 91-120 days					{119}	165	1,972,797	0.76%
	{120} Total					{120}	3,317	$44,618,259	17.16%

	XIV. EXTENSIONS

	{121} Principal Balance of Receivables extended during current period					{121}		$9,246,143
	{122} Beginning of Period Aggregate Principal Balance					{122}		260,060,294
	{123} Extension Rate {121} divided by {122}					{123}			3.56%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	November 5, 2018

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